UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2005

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             ELIAS ASSET MANAGEMENT
Address:          500 Essjay Rd. Suite 220
                  Williamsville, NY  14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                  WILLIAMSVILLE, NY                    04/27/05
----------------                  -----------------                    --------
[Signature] [City, State] [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               66

Form 13F Information Table Value Total:              $244387     (thousands)

List of other Included Managers:                       none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                 MARCH 31, 2005

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
                                                                                                                VOTING AUTHORITY
                                                                                                           -------------------------
                                TITLE OF              VALUE      SHARES/     SH/  PUT/  INVSTMT    OTHER
       NAME OF ISSUER             CLASS     CUSIP    (X$1000)    PRN AMT     PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED  NONE
------------------------------  --------  ---------  --------  -----------   ---  ----  -------  --------- -----------  ------  ----



Abbott Laboratories                COM     002824100      4948    100955    SH          Sole                     100955
American Express Co.               COM     025816109      4845     91028    SH          Sole                      91028
Amgen Inc.                         COM     031162100      4638     76720    SH          Sole                      76720
Apple Computer                     COM     037833100       560     15200    SH          Sole                      15200
Bed Bath & Beyond Inc.             COM     075896100      4956    118611    SH          Sole                     118611
Biogen Idec Inc.                   COM     09062X103      2157     62620    SH          Sole                      62620
C.R. Bard Inc.                     COM     067383109      4481     67370    SH          Sole                      67370
Carnival Corp.                     COM     143658300      4193     76870    SH          Sole                      76870
Ciena Corp.                        COM     171779101        21     10000    SH          Sole                      10000
Cisco Systems Inc.                 COM     17275R102      4172    218668    SH          Sole                     218668
Citigroup Inc.                     COM     172967101      4787    103549    SH          Sole                     103549
EBay Inc.                          COM     278642103      3405    103140    SH          Sole                     103140
EMC Corp. Mass                     COM     268648102      4578    333899    SH          Sole                     333899
Exxon Mobil Corp.                  COM     30231G102      5167     89916    SH          Sole                      89916
General Electric Co.               COM     369604103      5434    156820    SH          Sole                     156820
Home Depot Inc.                    COM     437076102      5142    132174    SH          Sole                     132174
Honeywell International            COM     438516106      4527    123575    SH          Sole                     123575
Intel Corp.                        COM     458140100      5144    197708    SH          Sole                     197708
JDS Uniphase Corp.                 COM     46612J101        15     10100    SH          Sole                      10100
Johnson & Johnson                  COM     478160104      4131     63557    SH          Sole                      63557
Kohl's Corp.                       COM     500255104      4616     82560    SH          Sole                      82560
Microsoft Inc.                     COM     594918104      4786    192675    SH          Sole                     192675
Motorola Inc.                      COM     620076109      3964    217085    SH          Sole                     217085
Nike Inc.                          COM     654106103      5305     61255    SH          Sole                      61255
Northern Trust Corp.               COM     665859104      4812    105558    SH          Sole                     105558
Oracle Systems Corp.               COM     68389X105      4664    353360    SH          Sole                     353360
Pepsico Inc.                       COM     713448108      5170     95872    SH          Sole                      95872
Pfizer Inc.                        COM     717081103      3681    133470    SH          Sole                     133470
Royal Dutch Petro-NY Shares        COM     780257804       295      4550    SH          Sole                       4550
Schering-Plough Corp.              COM     806605101      3853    202170    SH          Sole                     202170
Schlumberger Ltd.                  COM     806857108      4335     57090    SH          Sole                      57090
St. Jude Medical Inc.              COM     790849103      4681    107345    SH          Sole                     107345
Staples Inc.                       COM     855030102      4202    197371    SH          Sole                     197371
Stryker Corp.                      COM     863667101      4270     89790    SH          Sole                      89790
Texas Instruments Inc.             COM     882508104      5304    188944    SH          Sole                     188944
Tyco International Ltd             COM     902124106      3621    123990    SH          Sole                     123990
United Technologies Corp.          COM     913017109      4851     94475    SH          Sole                      94475
Walgreen Co.                       COM     931422109      5199    113055    SH          Sole                     113055
Walt Disney Co.                    COM     254687106      4478    177830    SH          Sole                     177830
IShares Cohen & Steers Realty              464287564       235      3300    SH          Sole                       3300
IShares DJ Select Dividend Ind             464287168      1892     30650    SH          Sole                      30650
IShares MSCI EAFE Index                    464287465     14697    280529    SH          Sole                     280529
IShares MSCI Emerging Markets              464287234       772     10783    SH          Sole                      10783
IShares Russell 1000 Growth In             464287614       545     11350    SH          Sole                      11350
IShares Russell 1000 Value Ind             464287598     17640    264710    SH          Sole                     264710
IShares S&P Small Cap 600 Inde             464287804     16858    306390    SH          Sole                     306390
S & P Mid-Cap 400 Dep Rcpts                595635103     17463    139425    SH          Sole                     139425
Eaton Vance Tax Managed Growth             277919205       309  594.5260    SH          Sole                   594.5260
Hallmark First Mutual Fund                 40625Q400      1281 131530.8115  SH          Sole                131530.8115
Citigroup Cap IX Pfd 6.00%                 173066200       207      8250    SH          Sole                       8250
General Electric Capital Corp              369622519       218      8400    SH          Sole                       8400
Amgen Inc.                                 031162100      2908     48100    SH          Sole                      48100
BP PLC-Spons ADR                           055622104       495      7940    SH          Sole                       7940
Bank of New York                           064057102       308     10700    SH          Sole                      10700
Biophan Technologies, Inc.                 09064V105       415    159155    SH          Sole                     159155
Bristol-Myers Squibb Co.                   110122108       301     12030    SH          Sole                      12030
ChevronTexaco Corp.                        166764100       289      5172    SH          Sole                       5172
Columbus McKinnon Corp.                    199333105      1128    103000    SH          Sole                     103000
Community Bank N.A.                        203607106      2219     91000    SH          Sole                      91000
Computer Task Group                        205477102       614    169950    SH          Sole                     169950
Exxon Mobil Corp.                          30231G102      1448     25200    SH          Sole                      25200
Fortune Brands                             349631101       218      2450    SH          Sole                       2450
General Electric Co.                       369604103      1712     49401    SH          Sole                      49401
Jefferson Pilot Corp.                      475070108       230      4555    SH          Sole                       4555
Johnson & Johnson                          478160104       357      5500    SH          Sole                       5500
Wyeth                                      983024100       238      5340    SH          Sole                       5340
REPORT SUMMARY                    66    DATA RECORDS               244387             OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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